IMPAIRMENT (Tables)	12 Months Ended
Dec. 31, 2018
IMPAIRMENT
Schedule of 12-month average trailing benchmark prices and exchange rates used in the ceiling tests

The following table outlines the 12-month average trailing benchmark prices and exchange rates used in Enerplus’ ceiling test as at December 31, 2018, 2017 and 2016:

				U.S. Henry	AECO Natural
	WTI Crude Oil	Exchange Rate	Edm Light Crude	Hub Gas	Gas Spot
Period	US$/bbl	US$/CDN	CDN$/bbl	US$/Mcf	CDN$/Mcf
2018	$65.56	1.28	$69.58	$3.10	$1.67
2017	51.34	1.30	63.57	2.98	2.32
2016	42.75	1.32	52.26	2.49	2.17